Subsequent Events (Details) - $ / shares	1 Months Ended	12 Months Ended
	Nov. 25, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Quarterly cash dividend declared (in usd per share)		$ 2.20	$ 2.04	$ 1.94
Subsequent Event
Subsequent Event [Line Items]
Dividend increase percentage	9.00%
Quarterly cash dividend declared (in usd per share)	$ 0.60